Securitizations and Other Variable Interest Entities - Other Variable Interest Entities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
On-balance sheet assets
Trading account assets	$ 176,527	$ 191,785
Debt securities carried at fair value	322,380	320,695
Loans and leases	896,983	876,104
Allowance for loan and lease losses	(12,234)	(14,419)	$ (17,428)	$ (24,179)
Loans held-for-sale	7,453	12,836
All other assets	114,600	117,350
Total assets	2,144,316	2,104,534
On-balance sheet liabilities
Long-term debt	236,764	243,139
Total liabilities	1,888,111	1,861,063
Other Variable Interest Entities
Variable Interest Entity [Line Items]
Maximum loss exposure	19,211	20,372
On-balance sheet assets
Trading account assets	2,666	1,930
Debt securities carried at fair value	126	483
Loans and leases	6,706	6,713
Allowance for loan and lease losses	(32)	(6)
Loans held-for-sale	1,309	2,081
All other assets	7,589	8,304
Total assets	18,364	19,505
On-balance sheet liabilities
Long-term debt	3,025	1,834
All other liabilities	2,702	2,748
Total liabilities	5,727	4,582
Other Variable Interest Entities | Consolidated VIEs
Variable Interest Entity [Line Items]
Maximum loss exposure	6,295	7,981
On-balance sheet assets
Trading account assets	2,300	1,575
Debt securities carried at fair value	0	0
Loans and leases	3,317	4,020
Allowance for loan and lease losses	(9)	(6)
Loans held-for-sale	284	1,267
All other assets	664	1,646
Total assets	6,556	8,502
On-balance sheet liabilities
Long-term debt	3,025	1,834
All other liabilities	5	105
Total liabilities	3,030	1,939
Long-term debt with recourse to general corporation credit	2,800	1,400
Other Variable Interest Entities | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Maximum loss exposure	12,916	12,391
On-balance sheet assets
Trading account assets	366	355
Debt securities carried at fair value	126	483
Loans and leases	3,389	2,693
Allowance for loan and lease losses	(23)	0
Loans held-for-sale	1,025	814
All other assets	6,925	6,658
Total assets	11,808	11,003
On-balance sheet liabilities
Long-term debt	0	0
All other liabilities	2,697	2,643
Total liabilities	2,697	2,643
Other Variable Interest Entities | Unconsolidated VIEs
On-balance sheet liabilities
Consolidated total assets of VIEs	6,556	8,502
Unconsolidated total assets of VIEs	49,190	50,366
Total assets of VIEs	$ 55,746	$ 58,868